Business Combination - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions					9 Months Ended	12 Months Ended
	Aug. 28, 2025 shares	Mar. 19, 2024 INR (₨)	Jul. 01, 2023 INR (₨) shares	Jun. 30, 2023 INR (₨) shares	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2023 $ / shares	Apr. 04, 2022 ₨ / shares shares
Business Acquisition [Line Items]
Goodwill					₨ 1,629,510.3	₨ 1,629,510.3		₨ 1,629,510.3	$ 17,366.6	$ 17,366.6
Goodwill written off related to sale of business unit						₨ 0.0	$ 0.0	₨ 0.0
Pro Data Basis Bonus Issue						Pursuant to the Scheme of Amalgamation dated April 04, 2022 (“Scheme”) and as amended, eHDFC shareholders received 42 shares (face value Rs.1 each) of the Bank, as consideration, for every 25 shares (face value Rs.2 each) held in eHDFC (prior to giving effect to the 1:1 bonus issue on August 28, 2025 by the Bank)	Pursuant to the Scheme of Amalgamation dated April 04, 2022 (“Scheme”) and as amended, eHDFC shareholders received 42 shares (face value Rs.1 each) of the Bank, as consideration, for every 25 shares (face value Rs.2 each) held in eHDFC (prior to giving effect to the 1:1 bonus issue on August 28, 2025 by the Bank)
eHDFC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Number of shares received | shares												42
Number of shares held for each set of shares received | shares												25
Business acquisition, effective date of acquisition			Jul. 01, 2023
Business combination, consideration transferred				₨ 5,337,741.5
Business acquisition, share price | $ / shares											$ 1,701.4
Business acquisition, equity interest issued or issuable, number of shares | shares	6,220,792,984			3,110,396,492
Share based compensation by share based award number of shares underlying such awards post business combination | shares	96,923,690		48,461,845
Class of warrants or rights outstanding | shares	49,585,536		24,792,768
Goodwill			₨ 1,628,148.5		1,628,148.5
Indefinite-lived intangible assets, purchase accounting adjustments			1,434,818.1
Business acquisition, transaction costs			₨ 1,900.0
Per share value of shares received | ₨ / shares												₨ 1
Per share value of shares held for each set of shares received | ₨ / shares												₨ 2
eHDFC [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Equity ownership interest of the bank's largest shareholder			20.80%
eHDFC [Member] | HDFC Credila Financial Services Limited [Member]
Business Acquisition [Line Items]
Disposal group, including discontinued operation, assets			₨ 103,500.0
Goodwill written off related to sale of business unit		₨ 73,576.1			₨ 73,576.1
eHDFC [Member] | HDFC Credila Financial Services Limited [Member] | Brand [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit			8,527.5
eHDFC [Member] | HDFC Credila Financial Services Limited [Member] | Distribution Service [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit			8,972.4
eHDFC [Member] | HDFC Education and Development Services Limited [Member]
Business Acquisition [Line Items]
Disposal group, including discontinued operation, assets			1,976.0
Goods and Service Tax [Member] | eHDFC [Member]
Business Acquisition [Line Items]
Business combination recognized identifiable asset acquired and liabilities assumed contingent liability			₨ 11,063.0